COMMITMENTS (Narrative) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Commitments and Contingencies Disclosure [Abstract]
Rental expenses	$ 73	$ 87	$ 174	$ 176
Lien amount in respect of bank guarantees granted in order to secure the lease agreements	$ 193		$ 193